Note 5 - Capital Lease Obligations	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Leases of Lessee Disclosure [Text Block]
5—CAPITAL
LEASE OBLIGATIONS

The Company leases certain of its equipment under capital leases. At
June 30, 2018,
this equipment consists mainly of medical devices for a liability amount of
€173
thousand and vehicles and other IT equipment for a liability amount of
€746
thousand.